SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT

	December 31, 2025	December 31, 2024
Cash	$984,245	$20,005
Cash held in Trust Account	$196,958,306	$—

	For the Year Ended December 31, 2025	For the Period from September 27, 2024 (Inception) Through December 31, 2024
General and administrative costs	$3,656,556	$47,952
Interest earned on cash held in Trust Account	$7,293,022	$—